Deposits Due to Customers	12 Months Ended
Dec. 31, 2018
Deposits from customers [Abstract]
Deposits Due To Customers

21. DEPOSITS DUE TO CUSTOMERS

Details of deposits due to customers by type are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Deposits in local currency:
Deposits on demand	9,349,070	11,076,417
Deposits at termination	194,292,679	204,051,570
Mutual installment	34,055	30,783
Deposits on notes payables	1,323,679	1,891,556
Deposits on CMA	164,431	137,316
Customer deposit for security investment	50,000	30,000
Certificate of deposits	4,436,443	6,510,571
Other deposits	1,401,841	1,409,505

Sub-total	211,052,198	225,137,718

Deposits in foreign currency:
Deposits in foreign currencies	23,682,896	23,626,234

Present value discount	(40,010)	(73,013)

Total	234,695,084	248,690,939